Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 - Income Taxes

The Company determines its tax provision for interim periods using an estimate of its annual effective tax rate adjusted for discrete items, if any, that are considered in the relevant period. The Company updated its estimate of the annual effective tax rate, and if its estimated tax rate changes, the Company will be making a cumulative adjustment.

The Company’s effective tax rate (“ETR”) is 6.6% and 30.6% for the three months ended June 30, 2024, and 2023, respectively.

The change in ETR was primarily due to significant increase in recognition of deferred tax benefit on losses in certain subsidiaries having a lower jurisdictional tax rates along with a reduction in taxable income resulting in lower current tax during the three months ended June 30, 2024, as compared to the three months ended June 30, 2023.

Note 13 - Income Taxes

The Company’s income tax expense majorly pertains to the Indian jurisdiction. Income before income taxes for the year ended March 31, 2024 and 2023, are as follows:

	Year Ended March 31,
	2024	2023
United States	$(309)	$267
India	3,095	2,508
Cayman Islands	13,330	-
UAE	(25)	-
Singapore	2,957	(64)
Mexico	79	55
Total	$19,127	$2,766

Provision for income taxes for the year ended March 31, 2024 and March 31, 2023, consisted of the following:

	Year Ended March 31,
	2024	2023
Current tax provision	$2,589	$1,221
Deferred tax benefit	(718)	(161)
Provision for Income Taxes	$1,871	$1,060

Income tax expense for the years ended March 31, 2024 and, 2023 is allocated as follows:

	Year Ended March 31,
	2024	2023
Income from operations	$1,871	$1,060
Other comprehensive income
Defined benefit plan	4	(39)
Total	$1,875	$1,021

A reconciliation of the provision for income taxes, with the amount computed by applying the income tax rate for the Company to income before provision for income taxes for year ended March 31, 2024 and March 31, 2023, is as follows:

	Year Ended March 31,
	2024	2023
Income before income tax expense	$19,127	$2,766

Income tax expense at tax rates applicable to the Company (i.e., 17%)	-	470

Increase (decrease) in income taxes resulting from:
Non-deductible expenses	383	241
Non-taxable income	-	-
Reversal of deferred tax asset / liability	7	36
Valuation allowance	-	36
Tax of earlier year	221	9
True up /down	78	89
Loss / (income) taxed at different tax rate	2	(3)
Adjustments for change in rates due to different tax jurisdiction	1,254	223
Set off against brought forward losses	(60)	(60)
GILTI inclusion	42	27
Others	(56)	(8)
Provision for income tax	$1,871	$1,060
Effective tax rate	9.78%	38.33%

Significant components of the Company’s deferred taxes as of March 31, 2024 and 2023, are as follows:

	As of March 31,
	2024				2023
	India	Singapore	USA	Mexico	India	Singapore	USA	Mexico
Deferred tax assets:
Property and equipment	271	-	-	1	231	-	-	-
Gratuity	479	-	-	-	341	-	-	-
Deferred rent liability	-	-	-	-	-	-	-	-
Compensated absences	660	-	-	-	481	-	-	-
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961	-	-	-	-	12	-	-	-
Net operating losses	30	-	-	-	34	35	-	-
Finance lease	-	-	-	-	137	-	-	-
Intangible assets under development	4	-	-	-	4	-	-	-
Provision for expenses	288	61	37	90	122	-	-	-
Operating lease liabilities	1,879	-	-	-	1,487	-	-	-
Others	76	-	-	-	15	-	-	-
Deferred tax asset before valuation allowance	3,687	61	37	91	2,864	35	-	-
Valuation Allowance	-	-	-	-	(158)	(35)	-	-
Deferred tax asset, net of valuation allowance	3,687	61	37	91	2,706	-	-	-

	As of March 31,
	2024				2023
	India	Singapore	USA	Mexico	India	Singapore	USA	Mexico
Deferred tax liabilities:
Investments	(139)	-	-	-	(136)	-	-	-
Property and equipment	-	-	(3)	-	(29)	-	(2)	-
Operating right-of-use assets	(1,784)	-	-	-	(1,416)	-	-	-
Others	(33)	-	-	(76)	(54)	-	-	-
Deferred tax liability	(1,956)	-	(3)	(76)	(1,635)	-	(2)	-
Net deferred tax asset (liability)	1,731	61	34	15	1,071	-	(2)	-

	As of March 31,
Classified as	2024	2023
Deferred tax assets non-current	$1,933	$1,237
Deferred tax liabilities non-current	92	168
	$1,841	$1,069

Net operating loss

The Company has carry forward losses of $40 and $79 in the Indian jurisdiction, which will get expired in financial years 2028-29 and 2029-30, respectively.

With certain immaterial exceptions, the Company is no longer subject to U.S. federal, state and local or other U.S. income tax examinations by taxing authorities for years prior to 2021. The Company’s subsidiaries in India are open to examination by relevant taxing authorities for tax years beginning on or after April 1, 2014. The Company regularly reviews the likelihood of additional tax assessments and adjusts its unrecognized tax benefits as additional information or events require.

Unrecognized tax benefits

The Company recognizes financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. As of March 31, 2024 and March 31, 2023, the Company does not have any unrecognized tax benefits with a significant impact on its consolidated financial statements.

The Company’s major tax jurisdictions are Singapore, India, the United States, and Mexico. Generally accepted accounting principles requires the Company’s management to evaluate tax positions taken by the Company and recognize a tax liability for any uncertain positions that more likely than not would not be sustained upon examination by the Internal Revenue System (the “IRS”) or a foreign jurisdiction taxing authority. The Company is subject to routine audits by tax authorities.

Income tax has not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested outside the United States. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. The amount of such temporary differences totalled approximately $6,883, with an income tax impact of approximately $409 as of March 31, 2024.